united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

TOTAL INVESTMENTS - 0.0% (Cost $0) (a)		$ -
OTHER ASSETS LESS LIABILITIES - 100.0% (b)		567,708,265
NET ASSETS - 100.0%		$ 567,708,265

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ -

(b) Includes unrealized gain/loss on derivatives contracts.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2016
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
2,736	2 Year Bond	Dec-16	$ 597,301,632	$ 474,799
3,386	3 Mo Euro (Euribor)	Dec-16	849,251,125	818,714
3,073	3 MO Sterling (Short Sterling)	Dec-16	382,972,625	1,336,746
4,000	3 YR AUD Government Bond	Sep-16	1,213,026,000	1,184,257
409	10 YR AUD Government Bond	Sep-16	399,487,376	729,906
160	10 YR Mini JBG Future	Sep-16	2,422,880,000	(105,218)
1,487	90 Day Euro$ Future	Dec-16	368,218,375	423,300
1,054	Cocoa +	Dec-16	24,326,320	(1,868,855)
589	Cotton +	Dec-16	19,313,310	(761,885)
734	DJIA Index Future Mini	Sep-16	67,509,650	941,030
1,047	Euro BOBL Future	Sep-16	139,868,730	1,213,097
376	Euro Bund Future	Sep-16	62,934,880	1,336,469
140	Euro Buxl Future	Sep-16	27,017,200	1,193,085
3,395	Euro Schatz	Sep-16	380,273,950	598,558
95	Frozen Concentrated OJ +	Nov-16	2,623,425	91,035
346	FTSE 100 Index	Sep-16	23,479,560	(45,421)
284	Gold +	Dec-16	37,243,760	(339,930)
151	LME Nickel Future +	Sep-16	8,807,679	(484,465)
274	LME Tin Future +	Sep-16	25,883,410	1,130,510
29	Lumber Future +	Nov-16	1,017,929	(55,044)
520	Nasdaq 100 E-Mini	Sep-16	49,647,000	720,620
332	Platinum Future +	Oct-16	17,488,100	(1,912,020)
764	S&P E-Mini Future	Sep-16	82,874,900	1,487,650
386	S&P Midcap 400 Emini	Sep-16	60,362,680	1,011,570
135	Silver +	Dec-16	12,627,225	(299,025)
372	Soybean Future +	Nov-16	17,539,800	(3,649,612)
257	Soybean Meal +	Dec-16	7,882,190	(2,697,830)
1,595	US 5YR NOTE (CBT)	Dec-16	193,393,750	436,134
458	US 10 Year Future	Dec-16	59,962,276	171,750
155	US long Bond Future	Dec-16	26,408,125	104,445
217	US Ultra Bond	Dec-16	40,680,773	215,562
527	White Sugar +	Oct-16	13,941,785	(920,125)
523	World Sugar #11 +	Oct-16	11,750,346	421,176
	Net Unrealized Appreciation from Open Long Futures Contracts			$ 2,900,983
+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2016
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
(282)	CBOE VIX Future +	Sep-16	$ (4,110,150)	$ 436,120
(247)	Copper Future +	Dec-16	(12,828,563)	505,400
(1,068)	Canola +	Nov-16	(9,787,152)	196,966
(864)	Corn Future +	Dec-16	(13,629,600)	2,005,850
(1,593)	EU Carbon Dioxide Emissions +	Dec-16	(7,104,780)	2,152,560
(1,117)	Euro CHF 3MO	Sep-16	(281,372,300)	114,819
(485)	Euro STOXX 50	Sep-16	(14,695,500)	(1,116,192)
(178)	Feeder Cattle +	Oct-16	(12,313,150)	634,988
(114)	FTSE/MIS Index Future	Sep-16	(9,654,660)	(378,744)
(157)	Gas Oil Future +	Dec-16	(6,684,275)	467,175
(115)	Gasoline RBOB +	Oct-16	(6,440,322)	(186,022)
(120)	IBEX-35 Index	Sep-16	(10,469,280)	(266,195)
(848)	Lean Hogs +	Oct-16	(21,318,720)	(804,170)
(357)	Live Cattle +	Oct-16	(15,218,910)	761,640
(151)	LME Nickel Future +	Sep-16	(8,807,679)	(1,252,998)
(1,892)	Mill Wheat Euro +	Dec-16	(15,183,300)	967,678
(1,028)	Nikkei 225 Mini	Sep-16	(1,736,292,000)	(1,172,511)
(64)	Oat Future +	Dec-16	(563,200)	155,625
(383)	Red Wheat Future +	Dec-16	(9,220,725)	727,350
(89)	Rough Rice Futures +	Nov-16	(1,678,540)	159,370
(73)	TOCOM Gasoline Future +	Feb-17	(146,766,500)	(57,851)
(29)	TOCOM Kerosene Future +	Dec-16	(61,132,000)	28,556
(157)	TOCOM Rubber +	Jan-17	(7,402,550)	27,091
(123)	TOPIX Index Future	Sep-16	(1,636,515,000)	(846,536)
(554)	Wheat Future +	Dec-16	(36,854,850)	1,470,587
(818)	Wheat Future (KCB) +	Dec-16	(16,257,750)	1,591,250
(104)	WTI Crude Future +	Oct-16	(4,648,800)	222,560
	Net Unrealized Appreciation from Open Short Futures Contracts			$ 6,544,366

	Net Unrealized Appreciation from Open Futures Contracts			$ 9,445,349

+ All of this investment is a holding of the Longboard Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open Future Contracts	$ 9,445,349	$ -	$ -	$ 9,445,349
Forward Foreign Currency Exchange Contracts	-	13,890,045	-	13,890,045
Total	$ 9,445,349	$ 13,890,045	$ -	$ 23,335,394

	There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

	The Fund did not hold any Level 3 securities during the period.

	* See Portfolio of Investments for industry classifications.

	Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

	LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

	LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at August 31, 2016	% of Fund Net Assets at August 31, 2016
LFL-CFC	8/15/12	$87,732,556	15.45%

	Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

	Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

	Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

	Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

	The value of the derivative instruments outstanding as of August 31, 2016, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

	As of August 31, 2016, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2016
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	Unrealized Appreciation/ (Depreciation)
To Buy:
9/21/2016	31,501,050	AUD	17,500,000	GBP	$ 22,932,235	Jefferies Financial Services, Inc.	$ 243,088
9/21/2016	71,000,000	AUD	71,325,180	CAD	54,367,869	Jefferies Financial Services, Inc.	(60,523)
9/21/2016	92,000,000	BRL	27,663,058	USD	28,267,661	Jefferies Financial Services, Inc.	604,603
9/21/2016	30,000,000	EUR	23,498,184	GBP	30,792,335	Jefferies Financial Services, Inc.	3,182,665
9/21/2016	19,000,000	EUR	2,140,617,520	JPY	20,715,922	Jefferies Financial Services, Inc.	170,778
9/21/2016	4,558,000,000	JPY	42,854,352	USD	44,110,250	Jefferies Financial Services, Inc.	1,255,898
9/21/2016	3,085,964,700	JPY	39,000,000	AUD	29,294,097	Jefferies Financial Services, Inc.	(326,063)
9/21/2016	1,698,772,130	JPY	11,000,000	GBP	14,414,548	Jefferies Financial Services, Inc.	1,531,872
9/21/2016	2,011,780,800	JPY	24,000,000	CAD	18,294,084	Jefferies Financial Services, Inc.	590,556
9/21/2016	4,619,376,140	JPY	38,000,000	EUR	42,362,737	Jefferies Financial Services, Inc.	999,472
9/21/2016	3,229,280,500	JPY	29,000,000	CHF	29,553,906	Jefferies Financial Services, Inc.	759,437
9/21/2016	48,000,000	NZD	35,108,160	USD	34,791,504	Jefferies Financial Services, Inc.	(316,656)
9/21/2016	455,320,040	SEK	56,000,000	USD	53,150,093	Jefferies Financial Services, Inc.	(2,849,907)
9/21/2016	29,054,100	USD	20,000,000	GBP	26,208,268	Jefferies Financial Services, Inc.	2,845,832
9/21/2016	17,637,126	USD	324,000,000	MXN	17,136,694	Jefferies Financial Services, Inc.	500,432
9/21/2016	17,000,000	USD	256,187,620	ZAR	567,708,265	Jefferies Financial Services, Inc.	(337,122)
9/21/2016	56,000,000	USD	475,625,584	SEK	55,520,386	Jefferies Financial Services, Inc.	479,614
9/21/2016	22,430,484	USD	2,279,000,000	JPY	22,055,125	Jefferies Financial Services, Inc.	375,359
To Sell:
9/21/2016	39,000,000	AUD	3,085,964,700	JPY	29,864,562	Jefferies Financial Services, Inc.	896,528
9/21/2016	71,325,180	CAD	71,000,000	AUD	53,330,280	Jefferies Financial Services, Inc.	(977,066)
9/21/2016	24,000,000	CAD	2,011,780,800	JPY	19,469,099	Jefferies Financial Services, Inc.	584,459
9/21/2016	29,000,000	CHF	3,229,280,500	JPY	31,251,507	Jefferies Financial Services, Inc.	938,164
9/21/2016	38,000,000	EUR	4,619,376,140	JPY	44,704,220	Jefferies Financial Services, Inc.	1,342,012
9/21/2016	17,500,000	GBP	31,501,050	AUD	23,661,406	Jefferies Financial Services, Inc.	486,083
9/21/2016	23,498,184	GBP	30,000,000	EUR	33,444,266	Jefferies Financial Services, Inc.	(530,734)
9/21/2016	11,000,000	GBP	1,698,772,130	JPY	16,439,944	Jefferies Financial Services, Inc.	493,524
9/21/2016	2,140,617,520	JPY	19,000,000	EUR	21,181,368	Jefferies Financial Services, Inc.	294,668
9/21/2016	261,067,300	ZAR	17,000,000	USD	17,337,122	Jefferies Financial Services, Inc.	713,072
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 13,890,045

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of August 31, 2016 categorized by risk exposure:

Risk Exposure Category	Unrealized Appreciation/ (Depreciation)
Foreign exchange contracts	$ 13,890,045
Commodity contracts	(1,572,465)
Interest rate contracts	10,246,423
Equity contracts	771,391
Total	$ 23,335,394

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

TOTAL INVESTMENT - 0.0% (Cost $0) (a)	$ -
OTHER ASSETS LESS LIABILITIES - 100.0% (b)	12,728,121
NET ASSETS - 100.0%	$ 12,728,121

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ -
Unrealized Depreciation:	-
Net Unrealized Appreciation:	$ -

(b) Includes unrealized appreciation on swap contract.

SWAP CONTRACTS	Unrealized Gain / (Loss)
The Scotiabank total return swap provides exposure to the daily total returns of a basket of equity securities. This basket is managed on a daily basis, by the advisor, according to the investment rules corresponding to the Longboard long/short program. According to the terms of the swap, Longboard can modify, at a daily frequency (T+1 basis), the notional value, as well purchase or liquidate the constituent individual securities and futures contracts. The swap became effective on March 20, 2015 and is reset on a monthly basis. (Notional Value $62,807,217)
Total Net Unrealized Appreciation on Swap Contract:	$ 745,330

Longboard Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2016

Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation) +
(40)	S&P 500 E-mini Future	Sep-16	$ (4,339,000)	$ (201,847)
(28)	S&P MID 400 E-mini	Sep-16	(4,378,640)	(245,280)
(142)	Russell 2000 Mini	Sep-16	(17,590,960)	(1,328,060)
			Net Unrealized Depreciation from Open Short Futures Contracts	$ (1,775,187)

+ The amount represents fair value derivative instruments subject to index risk exposure as of August 31, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") . The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Longboard Long/Short Fund Assets

Assets *	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 745,330	$ -	$ 745,330
Total	$ -	$ 745,330	$ -	$ 745,330

Liabilities *	Level 1	Level 2	Level 3	Total
Open Future Contracts	$ 1,775,187	$ -	$ -	$ 1,775,187
Total	$ 1,775,187	$ -	$ -	$ 1,775,187

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classifications.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/28/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/28/2016